Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Current assets:
Cash and cash equivalents	$ 502	$ 6,713
Cash held in escrow	1,569	0
Accounts receivable, net of allowance for doubtful accounts of $162 and $129, respectively	7,707	7,019
Real estate tax refund receivable	1,576	2,311
Federal and state income taxes receivable	0	426
Inventory of parts and supplies	881	843
Deferred income taxes	0	0
Prepaid tires on equipment	1,871	1,631
Prepaid taxes and licenses	2,223	2,050
Prepaid insurance	609	2,371
Prepaid expenses, other	79	70
Real estate held for sale, at cost	0	3,485
Total current assets	17,017	26,919
Property, plant and equipment, at cost:
Land	111,055	114,739
Buildings	151,812	138,601
Equipment	86,410	79,556
Construction in progress	7,058	5,806
Property, plant and equipment, at cost	356,335	338,702
Less accumulated depreciation and depletion	114,922	110,681
Net property, plant and equipment	241,413	228,021
Real estate held for investment, at cost	4,343	3,640
Investment in joint ventures	13,406	7,521
Goodwill	1,087	1,087
Unrealized rents	4,659	4,155
Other assets	5,168	4,362
Total assets	287,093	275,705
Current liabilities:
Accounts payable	7,290	5,266
Deferred income taxes	127	58
Federal and state income taxes payable	475	0
Accrued payroll and benefits	6,008	5,164
Accrued insurance	1,285	3,249
Accrued liabilities, other	1,486	1,189
Long-term debt due within one year	4,311	5,239
Total current liabilities	20,982	20,165
Long-term debt, less current portion	45,593	57,131
Deferred income taxes	22,567	18,199
Accrued insurance	1,133	1,659
Other liabilities	4,172	3,833
Commitments and contingencies (Notes 12 and 13)
Shareholders' equity:
Preferred stock, no par value; 5,000,000 shares authorized	0	0
Common stock, $.10 par value; 25,000,000 shares authorized, 9,564,220 and 9,440,620 shares issued	956	944
Capital in excess of par value	44,258	41,539
Retained earnings	147,394	132,203
Accumulated other comprehensive income, net	38	32
Total shareholders' equity	192,646	174,718
Total liabilities and shareholders' equity	$ 287,093	$ 275,705